Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance table
The following table and related disclosure are provided in compliance with SEC rules to summarize information regarding the relationship between “compensation actually paid” (as calculated under SEC rules) (“CAP”) for our PEO, and our non-PEO NEOs, on an average basis, and the Company’s financial performance.
The methodology for calculating amounts presented in the “CAP” column for the PEO and “Average CAP” column for the non-PEO NEOs, including amounts that were deducted from and added to the Summary Compensation Table totals, is provided in the footnotes to the table.
	PEO		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:
Year	Summary compensation table total ($)	CAP(2) ($)	Average summary compensation table total ($)	Average CAP(2) ($)	Company total shareholder return ($)	Peer group total shareholder return(3) ($)	Net income ($) (in millions)	ROA	ROE(4)
2025	4,528,622	8,429,451	1,345,933	2,081,080	128	104	228.2	2.5%	29%
2024	7,523,916	10,880,866	1,316,997	1,981,342	136	117	217.5	2.7%	27%
2023	2,776,593	6,308,843	2,041,114	2,483,716	136	93	192.3	2.6%	26%
2022	5,910,714	6,858,711	825,330	839,993	112	82	130.2	1.8%	19%
2021	4,610,714	11,894,580	1,096,078	1,668,204	185	140	110.7	1.7%	18%

(1)
Non-PEO NEOs consisted of Messrs. Connolly, Garry, Canuso, Egan, Frenkiel, DeRowe, Harris, and Nager in 2025, Frenkiel, DeRowe, Harris, and Nager in 2024, Frenkiel, DeRowe, John Leto, and Harris in 2023, Frenkiel, Garry, Leto, and Harris in 2022, and Frenkiel, Connolly, Garry, and Thomas G. Pareigat in 2021.

(2)
Values included in the “CAP” and “Average CAP” columns reflect the below adjustments from the values shown in the “Summary Compensation Table Total” and “Average Summary Compensation Table Total” columns, respectively (amounts shown for the non-PEO NEOs are averages).

(3)
For purposes of calculating peer group total shareholder return, the Nasdaq Bank Stock Index was used pursuant to Item 201(e) of Regulation S-K and as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

(4)
ROE was identified as our “company-selected measure” (“CSM”) for fiscal year 2025 because it represents, in our view, the most important measure used to link CAP to performance.

Reconciliation of summary compensation table total to CAP
Year	Executive(s)	Summary compensation table total ($)	Deduct equity awards reported in summary compensation table ($)	Add year end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	CAP ($)
2025	PEO	4,528,622	3,500,000	4,259,192	2,089,814	1,051,823	8,429,451
	Non-PEO NEOs	1,345,933	931,250	1,187,397	304,182	174,818	2,081,080
2024	PEO	7,523,916	5,000,000	6,452,814	1,788,696	115,439	10,880,866
	Non-PEO NEOs	1,316,997	825,000	989,247	394,579	105,519	1,981,342
2023	PEO	2,776,593	2,000,000	2,554,581	2,046,475	931,194	6,308,843
	Non-PEO NEOs	2,041,114	1,343,750	1,473,252	130,347	182,753	2,483,716
2022	PEO	5,910,714	2,151,000	2,481,987	849,070	(232,060)	6,858,711
	Non-PEO NEOs	825,330	410,000	383,747	66,332	(25,416)	839,993
2021	PEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Non-PEO NEOs	1,096,078	195,000	262,370	337,484	167,272	1,668,204

Company Selected Measure Name	ROE
Named Executive Officers, Footnote
(1)
Non-PEO NEOs consisted of Messrs. Connolly, Garry, Canuso, Egan, Frenkiel, DeRowe, Harris, and Nager in 2025, Frenkiel, DeRowe, Harris, and Nager in 2024, Frenkiel, DeRowe, John Leto, and Harris in 2023, Frenkiel, Garry, Leto, and Harris in 2022, and Frenkiel, Connolly, Garry, and Thomas G. Pareigat in 2021.

Peer Group Issuers, Footnote
(3)
For purposes of calculating peer group total shareholder return, the Nasdaq Bank Stock Index was used pursuant to Item 201(e) of Regulation S-K and as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

PEO Total Compensation Amount	$ 4,528,622	$ 7,523,916	$ 2,776,593	$ 5,910,714	$ 4,610,714
PEO Actually Paid Compensation Amount	$ 8,429,451	10,880,866	6,308,843	6,858,711	11,894,580
Adjustment To PEO Compensation, Footnote
(2)
Values included in the “CAP” and “Average CAP” columns reflect the below adjustments from the values shown in the “Summary Compensation Table Total” and “Average Summary Compensation Table Total” columns, respectively (amounts shown for the non-PEO NEOs are averages).
Reconciliation of summary compensation table total to CAP
Year	Executive(s)	Summary compensation table total ($)	Deduct equity awards reported in summary compensation table ($)	Add year end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	CAP ($)
2025	PEO	4,528,622	3,500,000	4,259,192	2,089,814	1,051,823	8,429,451
	Non-PEO NEOs	1,345,933	931,250	1,187,397	304,182	174,818	2,081,080
2024	PEO	7,523,916	5,000,000	6,452,814	1,788,696	115,439	10,880,866
	Non-PEO NEOs	1,316,997	825,000	989,247	394,579	105,519	1,981,342
2023	PEO	2,776,593	2,000,000	2,554,581	2,046,475	931,194	6,308,843
	Non-PEO NEOs	2,041,114	1,343,750	1,473,252	130,347	182,753	2,483,716
2022	PEO	5,910,714	2,151,000	2,481,987	849,070	(232,060)	6,858,711
	Non-PEO NEOs	825,330	410,000	383,747	66,332	(25,416)	839,993
2021	PEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Non-PEO NEOs	1,096,078	195,000	262,370	337,484	167,272	1,668,204

Non-PEO NEO Average Total Compensation Amount	$ 1,345,933	1,316,997	2,041,114	825,330	1,096,078
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,081,080	1,981,342	2,483,716	839,993	1,668,204
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Values included in the “CAP” and “Average CAP” columns reflect the below adjustments from the values shown in the “Summary Compensation Table Total” and “Average Summary Compensation Table Total” columns, respectively (amounts shown for the non-PEO NEOs are averages).
Reconciliation of summary compensation table total to CAP
Year	Executive(s)	Summary compensation table total ($)	Deduct equity awards reported in summary compensation table ($)	Add year end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	CAP ($)
2025	PEO	4,528,622	3,500,000	4,259,192	2,089,814	1,051,823	8,429,451
	Non-PEO NEOs	1,345,933	931,250	1,187,397	304,182	174,818	2,081,080
2024	PEO	7,523,916	5,000,000	6,452,814	1,788,696	115,439	10,880,866
	Non-PEO NEOs	1,316,997	825,000	989,247	394,579	105,519	1,981,342
2023	PEO	2,776,593	2,000,000	2,554,581	2,046,475	931,194	6,308,843
	Non-PEO NEOs	2,041,114	1,343,750	1,473,252	130,347	182,753	2,483,716
2022	PEO	5,910,714	2,151,000	2,481,987	849,070	(232,060)	6,858,711
	Non-PEO NEOs	825,330	410,000	383,747	66,332	(25,416)	839,993
2021	PEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Non-PEO NEOs	1,096,078	195,000	262,370	337,484	167,272	1,668,204

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following is an unranked list of the most important financial performance measures, including the CSM, linking CAP to Company performance for fiscal year 2025:
•
Return on Equity

•
Return on Assets

•
Net Income

Total Shareholder Return Amount	$ 128	136	136	112	185
Peer Group Total Shareholder Return Amount	104	117	93	82	140
Net Income (Loss)	$ 228,200,000	$ 217,500,000	$ 192,300,000	$ 130,200,000	$ 110,700,000
Company Selected Measure Amount	29	27	26	19	18
PEO Name	Damian M. Kozlowski
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Non-GAAP Measure Description	(4) ROE was identified as our “company-selected measure” (“CSM”) for fiscal year 2025 because it represents, in our view, the most important measure used to link CAP to performance.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	2.5	2.7	2.6	1.8	1.7
Name	Return on Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,500,000)	$ (5,000,000)	$ (2,000,000)	$ (2,151,000)	$ (1,601,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,259,192	6,452,814	2,554,581	2,481,987	2,645,690
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,089,814	1,788,696	2,046,475	849,070	5,404,398
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,051,823	115,439	931,194	(232,060)	834,778
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(931,250)	(825,000)	(1,343,750)	(410,000)	(195,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,187,397	989,247	1,473,252	383,747	262,370
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	304,182	394,579	130,347	66,332	337,484
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 174,818	$ 105,519	$ 182,753	$ (25,416)	$ 167,272